Equity - Summary of Common Stock Purchases (Details) - USD ($) shares in Millions, $ in Millions				5 Months Ended	12 Months Ended
		Jun. 20, 2016	Mar. 10, 2016	Jul. 13, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Equity [Abstract]
Shares of common stock purchased		18	136	151	154	[1]	182	[2]	165
Cost of purchase	[3]				$ 5,000	[1]	$ 6,160	[2]	$ 5,000
Payments for repurchase of common stock				$ 5,200	$ 5,000	[4]	$ 6,160	[4]	$ 5,000	[4]

[1]	Represents shares purchased pursuant to and received upon settlement of the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[2]	Includes approximately 151 million shares purchased for $5.2 billion pursuant to the accelerated share repurchase agreement entered into on February 9, 2015 (see above for additional information), as well as other share repurchases through year-end 2015.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.